General and Administrative Expenses (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of General And Administrative Expenses Abstract
Payroll and related benefits (including share-based compensation)	$ 1,403	$ 965	$ 833
Professional services	2,440	611	347
Others	282	138	92
Total	$ 4,125	$ 1,714	$ 1,272